SPECIAL TERMINATION ARRANGEMENTS - (Details) - Post Employment Benefits [Member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SPECIAL TERMINATION ARRANGEMENTS
Balances at the beginning	$ 3,057,602	$ 3,371,032
Post-employment benefits	2,383,462	3,057,602
Additions to profit or loss	1,672,716	972,190
Charged to profit or loss	1,672,716	972,190
Benefits paid to participants	(2,346,856)	(1,285,620)
Balances at closing	$ 2,383,462	$ 3,057,602